UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Multi-Asset Income Fund
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	AFFILIATED INVESTMENT COMPANIES – 63.7%
165,506	Nuveen Core Plus Bond Fund (Class R6)	$1,736,156
77,717	Nuveen High Yield Municipal Bond Fund (Class R6)	1,304,090
25,577	Nuveen Preferred Securities Fund (Class R6)	420,739
21,646	Nuveen Symphony Floating Rate Income Fund (Class R6)	423,614
110,395	TIAA-CREF Emerging Markets Debt Fund (Class I)	1,013,426
21,561	TIAA-CREF Emerging Markets Equity Fund (Class I)	216,685
19,348	TIAA-CREF Emerging Markets Equity Index Fund (Class I)	196,183
121,787	TIAA-CREF High Yield Fund (Class I)	1,149,675
11,160	TIAA-CREF Large-Cap Growth Index Fund (Class I)	342,953
	Total Affiliated Investment Companies (cost $7,055,607)	6,803,521

Shares	Description (1)	Value
	COMMON STOCKS – 28.6%
	Aerospace & Defense – 0.6%
104	General Dynamics Corporation	$17,948
72	Lockheed Martin Corporation	21,157
182	Safran SA, (3)	23,520
24	Thales SA, (3)	3,065
	Total Aerospace & Defense	65,690
	Air Freight & Logistics – 0.1%
410	Deutsche Post AG, (3)	12,946
	Airlines – 0.1%
251	Delta Air Lines Inc.	13,737
	Automobiles – 0.2%
341	Daimler AG, (3)	20,200
30	Hyundai Motor Co, (3)	1,757
40	Toyota Motor Corp, Sponsored ADR	4,682
	Total Automobiles	26,639
	Banks – 3.3%
3,656	AIB Group PLC, (3)	17,627
805	Bank of America Corporation	22,138
1,409	Bank of Ireland Group PLC, (3)	9,944
149	Bank of NT Butterfield & Son Ltd/The	6,003
4,000	BOC Hong Kong Holdings Ltd, (3)	14,975

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
364	CIT Group Inc.	$17,246
648	Citigroup Inc.	42,418
226	East West Bancorp Inc.	11,851
365	Home BancShares Inc.	6,950
1,250	Huntington Bancshares Inc.	17,913
1,652	ING Groep NV, (3)	19,545
793	JPMorgan Chase & Co.	86,453
723	KeyCorp	13,130
18,536	Lloyds Banking Group PLC, (3)	13,526
263	Oversea-Chinese Banking Corp Ltd, (3)	2,043
1,492	Royal Bank of Scotland Group PLC, (3)	4,492
104	Sumitomo Mitsui Trust Holdings Inc., (3)	4,132
674	Swedbank AB, (3)	15,161
347	Toronto-Dominion Bank/The	19,250
7,609	Unicaja Banco SA,144A, (3), (4)	9,740
	Total Banks	354,537
	Beverages – 0.3%
122	Heineken NV, (3)	10,976
214	PepsiCo Inc.	24,049
	Total Beverages	35,025
	Biotechnology – 0.5%
107	AbbVie Inc.	8,330
394	Gilead Sciences Inc.	26,863
650	Grifols SA, (3)	13,508
	Total Biotechnology	48,701
	Building Products – 0.0%
28	Resideo Technologies Inc., (4)	586
	Capital Markets – 1.1%
223	AURELIUS Equity Opportunities SE & Co KGaA, (3)	10,372
45	BlackRock Inc.	18,514
92	CME Group Inc.	16,858
1,330	Daiwa Securities Group Inc., (3)	7,627
58	Deutsche Boerse AG, (3)	7,330
177	Macquarie Group Ltd, (3)	14,760
244	Morgan Stanley	11,141
281	Raymond James Financial Inc.	21,550
299	UBS Group AG	4,156
481	UBS Group AG, (3)	6,723
	Total Capital Markets	119,031

Shares	Description (1)	Value
	Chemicals – 1.0%
68	Celanese Corp	$6,592
229	CF Industries Holdings Inc.	10,999
274	DowDuPont Inc.	14,774
207	Koninklijke DSM NV, (3)	18,073
126	Linde PLC	20,718
197	Linde PLC	32,597
	Total Chemicals	103,753
	Commercial Services & Supplies – 0.1%
150	Dai Nippon Printing Co Ltd, (3)	3,366
296	ISS A/S, (3)	9,721
	Total Commercial Services & Supplies	13,087
	Communications Equipment – 0.6%
1,463	Cisco Systems, Inc.	66,932
	Containers & Packaging – 0.3%
1,651	Amcor Ltd/Australia, (3)	15,579
209	Packaging Corp of America	19,188
	Total Containers & Packaging	34,767
	Diversified Financial Services – 0.2%
833	Challenger Ltd/Australia, (3)	6,067
29	Groupe Bruxelles Lambert SA, (3)	2,697
900	ORIX Corp, (3)	14,662
	Total Diversified Financial Services	23,426
	Diversified Telecommunication Services – 0.9%
1,568	AT&T Inc.	48,106
13,000	HKT Trust & HKT Ltd, (3)	17,929
270	Nippon Telegraph & Telephone Corp, (3)	11,134
118	Nippon Telegraph & Telephone Corp, ADR, (3)	4,779
630	Telefonica Brasil SA	7,317
191	Telenor ASA, (3)	3,502
	Total Diversified Telecommunication Services	92,767
	Electric Utilities – 1.0%
159	Evergy Inc.	8,902
341	FirstEnergy Corp	12,713
298	NextEra Energy Inc.	51,405
844	Red Electrica Corp SA, (3), (4)	17,476
807	SSE PLC, (3)	11,762
	Total Electric Utilities	102,258

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 0.2%
93	Eaton Corp PLC	$6,666
69	Hubbell Inc.	7,017
100	Mabuchi Motor Co Ltd, (3)	3,557
	Total Electrical Equipment	17,240
	Electronic Equipment, Instruments & Components – 0.1%
400	Alps Electric Co Ltd, (3)	9,429
353	Flex Ltd, (4)	2,775
	Total Electronic Equipment, Instruments & Components	12,204
	Energy Equipment & Services – 0.8%
553	Chevron Corp	61,742
327	Schlumberger Ltd	16,778
284	Tenaris SA, (3)	4,181
	Total Energy Equipment & Services	82,701
	Entertainment – 0.2%
155	Walt Disney Co/The	17,799
	Equity Real Estate Investment Trust – 0.8%
150	Crown Castle International Corp	16,311
357	CyrusOne Inc.	19,003
136	Digital Realty Trust Inc.	14,043
637	Park Hotels & Resorts Inc.	18,518
375	Realty Income Corp	22,601
	Total Equity Real Estate Investment Trust	90,476
	Food & Staples Retailing – 0.1%
233	Carrefour SA, (3)	4,519
70	Seven & i Holdings Co Ltd, (3)	3,031
1,377	Tesco PLC, (3)	3,750
	Total Food & Staples Retailing	11,300
	Food Products – 0.7%
521	Conagra Brands Inc.	18,547
182	Danone SA, (3)	12,888
802	Mondelez International Inc.	33,668
1,023	Orkla ASA, (3)	8,828
	Total Food Products	73,931
	Gas Utilities – 0.1%
1,526	Italgas SpA, (3)	7,873
	Health Care Equipment & Supplies – 0.5%
85	Becton Dickinson and Co	19,593
233	Medtronic PLC	20,928

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
133	Zimmer Biomet Holdings Inc.	$ 15,107
	Total Health Care Equipment & Supplies	55,628
	Health Care Providers & Services – 1.0%
72	Cigna Corporation	15,394
680	CVS Health Corporation	49,225
181	UnitedHealth Group Inc.	47,305
	Total Health Care Providers & Services	111,924
	Hotels, Restaurants & Leisure – 0.6%
255	Carnival Corp	14,290
227	Carnival PLC, (3)	12,373
804	Compass Group PLC, (3)	15,813
153	Hilton Worldwide Holdings Inc.	10,889
180	Six Flags Entertainment Corp	9,695
	Total Hotels, Restaurants & Leisure	63,060
	Household Durables – 0.3%
693	Newell Brands Inc.	11,005
200	Panasonic Corp, (3)	2,146
775	Sekisui House Ltd, (3)	11,375
93	Whirlpool Corp	10,207
	Total Household Durables	34,733
	Household Products – 0.2%
278	Colgate-Palmolive Co	16,555
113	Reckitt Benckiser Group PLC, (3)	9,138
	Total Household Products	25,693
	Industrial Conglomerates – 0.4%
167	Honeywell International Inc.	24,185
139	Siemens AG, (3)	15,978
	Total Industrial Conglomerates	40,163
	Insurance – 1.2%
311	Ageas, (3)	15,561
55	Allianz SE, (3)	11,458
96	Axis Capital Holdings Ltd	5,356
168	Chubb Ltd	20,985
141	CNA Financial Corp	6,115
299	Marsh & McLennan Cos Inc.	25,340
162	MS&AD Insurance Group Holdings Inc., (3)	4,866
524	Old Republic International Corp	11,554
152	Prudential Financial Inc.	14,254

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Insurance (continued)
66	RenaissanceRe Holdings Ltd	$ 8,063
	Total Insurance	123,552
	IT Services – 0.7%
175	Accenture PLC	27,584
182	DXC Technology Co	13,255
286	Fidelity National Information Services Inc.	29,773
321	First Data Corporation, Class A, (4)	6,016
	Total IT Services	76,628
	Machinery – 0.3%
102	Caterpillar Inc.	12,374
220	Ingersoll-Rand PLC	21,107
	Total Machinery	33,481
	Media – 0.6%
1,382	Comcast Corporation, Class A	52,709
66	Publicis Groupe SA, (3)	3,821
627	WPP PLC, (3)	7,095
	Total Media	63,625
	Mortgage Real Estate Investment Trust – 0.1%
697	Starwood Property Trust Inc.	15,139
	Multi-Utilities – 0.5%
262	CMS Energy Corp	12,974
681	Veolia Environnement SA, (3)	13,572
321	WEC Energy Group Inc.	21,957
	Total Multi-Utilities	48,503
	Oil, Gas & Consumable Fuels – 1.9%
164	Anadarko Petroleum Corporation	8,725
140	Canadian Natural Resources Ltd	3,825
524	Enbridge Inc.	16,328
558	Enterprise Products Partners LP	14,965
100	EQT Corp	3,397
203	HollyFrontier Corporation	13,690
795	Marathon Oil Corporation	15,097
162	Marathon Petroleum Corporation	11,413
280	Occidental Petroleum Corporation	18,780
256	Phillips 66	26,322
71	Royal Dutch Shell PLC, Sponsored ADR, Class B	4,665
324	Suncor Energy Inc.	10,792
249	Targa Resources Corporation	12,866
440	TOTAL SA, (3)	25,817

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
475	Williams Cos Inc.	$ 11,557
	Total Oil, Gas & Consumable Fuels	198,239
	Personal Products – 0.3%
45	L'Oreal SA, (3)	10,139
196	Unilever NV	10,541
226	Unilever PLC, (3)	11,971
	Total Personal Products	32,651
	Pharmaceuticals – 1.7%
115	Allergan PLC	18,171
194	AstraZeneca PLC, Sponsored ADR	7,523
134	Bayer AG, (3)	10,272
910	GlaxoSmithKline PLC, (3)	17,625
159	Johnson & Johnson	22,258
1,701	Pfizer Inc.	73,245
40	Roche Holding AG, (3)	9,735
258	Sanofi, (3)	23,055
	Total Pharmaceuticals	181,884
	Professional Services – 0.2%
59	Adecco Group AG, (3)	2,889
459	Experian PLC, (3)	10,557
60	Wolters Kluwer NV, (3)	3,404
	Total Professional Services	16,850
	Real Estate Management & Development – 0.3%
5,900	CapitaLand Ltd, (3)	13,402
509	City Developments Ltd, (3)	2,909
1,020	Great Eagle Holdings Ltd, (3)	4,658
4,570	Sino Land Co Ltd, (3)	7,179
	Total Real Estate Management & Development	28,148
	Road & Rail – 0.4%
289	CSX Corporation	19,900
158	Union Pacific Corp	23,103
	Total Road & Rail	43,003
	Semiconductors & Semiconductor Equipment – 0.6%
54	Broadcom Inc.	12,068
482	Cypress Semiconductor Corp	6,237
285	Infineon Technologies AG, (3)	5,711
54	Lam Research Corporation	7,653
200	MediaTek Inc., (3)	1,477
39	Rohm Co Ltd, (3)	2,742

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
255	Texas Instruments Inc.	$23,672
104	Xilinx Inc.	8,879
	Total Semiconductors & Semiconductor Equipment	68,439
	Software – 1.1%
743	Microsoft Corporation	79,360
364	Oracle Corp	17,778
178	SAP SE, (3)	19,059
	Total Software	116,197
	Specialty Retail – 0.5%
2,900	Kingfisher PLC, (3)	9,417
443	Lowe's Cos Inc.	42,182
	Total Specialty Retail	51,599
	Technology Hardware, Storage & Peripherals – 0.8%
279	Apple, Inc.	61,062
67	FUJIFILM Holdings Corp, (3)	2,898
525	HP Inc.	12,674
315	Samsung Electronics Co Ltd, (3)	9,939
	Total Technology Hardware, Storage & Peripherals	86,573
	Textiles, Apparel & Luxury Goods – 0.0%
105	Wacoal Holdings Corp, (3)	2,895
	Tobacco – 0.6%
332	Altria Group Inc.	21,593
389	Imperial Brands PLC, (3)	13,177
75	Japan Tobacco Inc., (3)	1,927
251	Philip Morris International Inc.	22,106
248	Scandinavian Tobacco Group A/S,144A	3,763
	Total Tobacco	62,566
	Trading Companies & Distributors – 0.2%
1,100	ITOCHU Corp, (3)	20,401
	Wireless Telecommunication Services – 0.3%
500	KDDI Corp, (3)	12,100
196	SK Telecom Co Ltd, Sponsored ADR	5,078
5,568	Vodafone Group PLC, (3)	10,471
	Total Wireless Telecommunication Services	27,649
	Total Common Stocks (cost $2,867,738)	3,056,629

Shares	Description (1), (2)	Value
	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 6.6%
28,285	Alerian MLP ETF	$277,759
7,660	iShares Long-Term Corporate Bond ETF	427,581
	Total Non-Affiliated Exchange-Traded Funds (cost $739,710)	705,340

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%
	Diversified Financial Services – 0.0%
155	Citigroup Inc.	6.875%	BB+	$ 4,236
	Wireless Telecommunication Services – 0.1%
207	United States Cellular Corp	7.250%	Ba1	5,245
	Total $25 Par (or similar) Retail Preferred (cost $10,047)			9,481

	Total Long-Term Investments (cost $10,673,102)			10,574,971
	Other Assets Less Liabilities – 1.0%			111,566
	Net Assets – 100%			$ 10,686,537
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Affiliated Investment Companies	$6,803,521	$ —	$ —	$ 6,803,521
Common Stocks	2,228,835	827,794	—	3,056,629
Non-Affiliated Exchange-Traded Funds	705,340	—	—	705,340
$25 Par (or similar) Retail Preferred	9,481	—	—	9,481
Total	$9,747,177	$827,794	$ —	$10,574,971

Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments    October 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2018.
Tax cost of investments	$10,686,125
Gross unrealized:
Appreciation	$ 378,822
Depreciation	(489,976)
Net unrealized appreciation (depreciation) of investments	$ (111,154)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2018